Property, furniture, equipment and leasehold improvements - Net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, furniture, equipment and leasehold improvements - Net

Note 10 - Property, furniture, equipment and leasehold improvements - Net:

The breakdown of property, furniture, equipment and leasehold improvements is shown below:

	Buildings		Land		Transportation equipment cars		Transportation equipment trucks (1)		Furniture and equipment		Store equipment (1)		Store shelving equipment		Lease-hold improvements		Computer equipment		Storage equipment		Total
December 31, 2024
Initial balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	4,606,300
Acquisitions		—		—		—		135,494		20,247		553,776		228,453		1,566,922		64,631		1,666		2,571,189
Disposals		—		—		(438)		(1,439)		—		—		—		—		—		—		1,877
Depreciation		(69)		—		(9,036)		(67,234)		(10,121)		(147,293)		(42,739)		(374,907)		(63,410)		(5,178)		(719,987)
Final balance	Ps.	116	Ps.	871	Ps.	5,669	Ps.	498,050	Ps.	67,257	Ps.	1,311,014	Ps.	758,045	Ps.	3,660,590	Ps.	121,887	Ps.	32,126	Ps.	6,455,625

December 31, 2024
Cost		1,481		871		84,377		732,028		120,743		1,785,750		935,348		4,705,936		411,839		57,192		8,835,565
Impairment		-		-		-		-		(8,735)		(4,574)		-		-		(3,045)		-		(16,354)
Accumulated depreciation		(1,365)		-		(78,708)		(233,978)		(44,751)		(470,162)		(177,303)		(1,045,346)		(286,907)		(25,066)		(2,363,586)
Final balance	Ps.	116	Ps.	871	Ps.	5,669	Ps.	498,050	Ps.	67,257	Ps.	1,311,014	Ps.	758,045	Ps.	3,660,590	Ps.	121,887	Ps.	32,126	Ps.	6,455,625

December 31, 2023
Initial balance	Ps.	259	Ps.	871	Ps.	20,442	Ps.	313,219	Ps.	44,235	Ps.	567,115	Ps.	453,608	Ps.	1,633,311	Ps.	97,123	Ps.	34,021	Ps.	3,164,204
Acquisitions		—		—		6,321		172,364		29,110		435,466		149,192		1,097,423		80,218		6,609		1,976,703
Disposals		—		—		(123)		(3,402)		—		(7)		(42)		—		—		(202)		(3,776)
Impairment		—		—		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		0		(42,422)
Depreciation		(74)		—		(11,497)		(50,952)		(7,480)		(93,469)		(30,427)		(236,090)		(53,630)		(4,790)		(488,409)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	4,606,300

December 31, 2023
Cost	Ps.	1,481	Ps.	871	Ps.	98,761	Ps.	599,230	Ps.	103,320	Ps.	1,257,024	Ps.	706,895	Ps.	3,202,654	Ps.	350,920	Ps.	56,181	Ps.	6,377,337
Impairment		—		0		—		—		(8,734)		(4,574)		—		(26,069)		(3,045)		—		(42,422)
Accumulated depreciation		(1,296)		—		(83,618)		(168,001)		(37,455)		(347,919)		(134,564)		(708,010)		(227,209)		(20,543)		(1,728,615)
Final balance	Ps.	185	Ps.	871	Ps.	15,143	Ps.	431,229	Ps.	57,131	Ps.	904,531	Ps.	572,331	Ps.	2,468,575	Ps.	120,666	Ps.	35,638	Ps.	4,606,300

The depreciation of property, furniture, equipment and leasehold improvements amounted to Ps.719,987, Ps.488,409, and Ps.297,743 for the years ended December 31, 2024, 2023 and 2022, respectively, and Ps.124,490, Ps.94,121, and Ps.50,883 was recognized in cost of sales and Ps.562,244, Ps.394,288, and Ps.246,860 in sales expenses, respectively, for such years. In the year ended December 31, 2024, the Company wrote-off certain assets by Ps.33,253 that were recorded in other expenses. In December 2023, the Company impaired property damage due to the Hurricane Otis by Ps.42,422 (See Note 1), which was recognized as other expenses in the statement of profit or loss; however, during the year ended December 31, 2024, the amount was reversed by Ps.26,069.

(1) The transportation and store equipment are pledged as collateral.